INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Trade and other payables (Details) - USD ($)	Sep. 30, 2024	Jun. 30, 2024
Current
Trade creditors	$ 99,834,402	$ 108,307,192
Taxes	4,918,143	5,647,550
Miscellaneous	159,467	1,121,839
Trade and other payable	149,917,569	168,732,469
Shareholders and other related parties
Current
Trade payable, related party	8,870	37,985
Parent company
Current
Trade payable, related party	613,876	729,171
Joint ventures and associates
Current
Trade payable, related party	$ 44,382,811	$ 52,888,732